UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-5276
                                   --------

Value Line Strategic Asset Management Trust
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2003
                         -----------------

Date of reporting period: June 30, 2003
                          -------------

Item I.  Reports to Stockholders.

      A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

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Value Line Strategic Asset Management Trust
-------------------------------------------

[PHOTO OMITTED]

Stephen E. Grant (seated), Senior Portfolio Manager, SAM Team Leader; Nancy L. Bendig, Senior Portfolio Manager; Jeffrey D. Geffen, Senior Portfolio Manager-Director of Fixed Income

Objective: High total investment return consistent with reasonable risk

Portfolio: Stocks, bonds and money market instruments

Inception: October 1, 1987

Net Assets at June 30, 2003: $761,450,000

Q: How did the Value Line Strategic Asset Management Trust perform in the first half of 2003?

A: The Trust earned a total return of 7.21%(1) for the six months ended June 30, 2003. This compared with a total return of 11.76% for the S&P 500 Index(2) and a total return of 5.23% for the Lehman Brothers Government/Credit Bond Index.(3)

      Since its inception nearly 16 years ago, the Trust remains overall ahead of both these benchmarks, with an average annual total return of 11.07%. At the same time, the portfolio's sizable holdings of bonds and cash have kept risk down to a moderate level.

Q: What factors affected the Trust's performance in the latest six-month period?

A: Our use of asset allocation helped performance. We allocated an average of about 75% of the Trust's assets to stocks in the first half, and that was a plus in a rising market. The stock allocation approximated 80% in the opening months of the period; as stock prices climbed higher in May and June, we gradually cut the allocation back to just under 70% by June 30th. The allocation to bonds remained steady at around 10% of assets during the period, as the proceeds of stock sales moved into cash equivalents. Asset allocation for the Trust is determined by Value Line's proprietary stock market and bond market models, which incorporate a number of economic and financial variables. Among other factors, falling interest rates were a plus for the stock model in the early months of 2003, but rising stock prices then caused the model to become less positive toward the market.

================================================================================

      "Asset allocation helped performance. We allocated an average of about 75% of the Trust's assets to stocks in the first half, and that was a plus in a rising market."

================================================================================

      As to individual stock selection, the Trust's portfolio did not outperform the S&P 500 Index, as it has in most prior periods. That's because the biggest stock market winners in the first half of 2003 were the highly speculative and often troubled losers of prior years, the same stocks that we successfully avoided when they were sinking. For the most part, we continue to avoid those companies. In selecting stocks, we rely on the Value Line Timeliness Ranking System, which favors companies with strong relative earnings momentum and strong relative stock price momentum.

Q:    What is your outlook for the months ahead?

A: Our stock market model has become essentially neutral toward equities for the remainder of 2003. Now that long-term interest rates have begun to rise, while stock prices are still near their highs of the year, stocks have lost some of their attraction. We will probably maintain stockholdings at 50%-65% of assets in the months ahead. If good opportunities arise in the bond market, we may raise bond holdings from the current 10% of assets, up to perhaps 15%.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The Lehman Brothers Government/Credit Bond Index, is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. The Lehman Brothers Government/Credit Bond Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.


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144

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Value Line Strategic Asset Management Trust Profile
---------------------------------------------------

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(1)
                         FOR PERIODS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------
1 Year ............................................................       0.22%
3 Years ...........................................................      (7.51)%
5 Years ...........................................................       2.72%
10 Years ..........................................................       8.60%
Since Inception (10/01/87) ........................................      11.07%

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    Portfolio Composition by Economic Sector
                              as of June 30, 2003

--------------------------------------------------------------------------------

   [The following table was depicted as a pie chart in the printed material.]

                 Cash & Equivalents                      22.61%
                 Fixed Income                             9.75%
                 Equity                                  67.64%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      Top Ten Holdings as of June 30, 2003

                                                                  Percent of
    Company                                                     Total Net Assets
--------------------------------------------------------------------------------
 1. Forest Labs Inc.                                                 2.05%
--------------------------------------------------------------------------------
 2. Wal Mart Stores Inc.                                             1.66%
--------------------------------------------------------------------------------
 3. Varian Medical Systems Inc.                                      1.27%
--------------------------------------------------------------------------------
 4. Bed Bath & Beyond Inc.                                           1.26%
--------------------------------------------------------------------------------
 5. Apollo Group Inc.                                                1.10%
--------------------------------------------------------------------------------
 6. Brinker International Inc.                                       1.03%
--------------------------------------------------------------------------------
 7. Procter & Gamble Co.                                             1.03%
--------------------------------------------------------------------------------
 8. Wellpoint Health Network                                         1.00%
--------------------------------------------------------------------------------
 9. International Game Technology                                    0.99%
--------------------------------------------------------------------------------
10. Progressive Corp.                                                0.95%
--------------------------------------------------------------------------------


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                                                                             145

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Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
Common Stocks -- 67.6%
--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Aerospace/Defense -- 0.7%
      59,000   L-3 Communications Holdings, Inc.*                   $  2,565,910
      35,000   Precision Castparts Corp.                               1,088,500
      66,000   Rockwell Collins, Inc.                                  1,625,580
                                                                    ------------
                                                                       5,279,990
--------------------------------------------------------------------------------
Air Transport -- 0.3%
      33,000   Fedex Corp.                                             2,046,990
--------------------------------------------------------------------------------
Apparel -- 0.0%
       4,000   Liz Claiborne, Inc.                                       141,000
--------------------------------------------------------------------------------
Auto Parts -- 1.4%
      16,300   Advance Auto Parts, Inc.*                                 992,670
      81,000   American Axle & Manufacturing
                 Holdings, Inc.*                                       1,935,900
      72,000   Gentex Corp.*                                           2,203,920
      42,000   Johnson Controls, Inc.                                  3,595,200
      12,000   Lear Corp.*                                               552,240
      18,000   Magna International, Inc. Class "A"                     1,210,860
                                                                    ------------
                                                                      10,490,790
--------------------------------------------------------------------------------
Bank -- 3.9%
     139,000   BB & T Corp.                                            4,767,700
      70,000   Bank of America Corp.                                   5,532,100
      70,000   Bank of Hawaii Corp.                                    2,320,500
      60,000   BankNorth Group, Inc.                                   1,531,200
      62,000   Compass Bancshares, Inc.                                2,165,660
      22,000   M&T Bank Corp.                                          1,852,840
      69,000   Regions Financial Corp.                                 2,330,820
     180,000   SouthTrust Corp.                                        4,896,000
      78,000   Wells Fargo & Co.                                       3,931,200
                                                                    ------------
                                                                     29,328,020
--------------------------------------------------------------------------------
Bank - Midwest -- 0.7%
      13,500   Fifth Third Bancorp                                       774,090
      16,000   First Tennessee National Corp.                            702,560
     104,000   TCF Financial Corp.                                     4,143,360
                                                                    ------------
                                                                       5,620,010
--------------------------------------------------------------------------------
Beverage - Alcoholic -- 0.8%
      60,000   Anheuser-Busch Companies, Inc.                          3,063,000
      94,000   Constellation Brands, Inc. Class "A"*                   2,951,600
                                                                    ------------
                                                                       6,014,600
--------------------------------------------------------------------------------
Beverage - Soft Drink -- 0.3%
      45,200   PepsiCo, Inc.                                           2,011,400
--------------------------------------------------------------------------------
Biotechnology -- 0.6%
      72,000   Amgen, Inc.*                                            4,822,560
--------------------------------------------------------------------------------
Building Materials -- 0.2%
      44,000   Jacobs Engineering Group, Inc.*                         1,854,600
--------------------------------------------------------------------------------
Chemical - Diversified -- 0.9%
      55,000   3M Company                                              7,093,900
--------------------------------------------------------------------------------
Chemical - Specialty -- 1.2%
     108,000   Ecolab, Inc.                                            2,764,800
      52,000   Praxair, Inc.                                           3,125,200
      62,000   Sigma-Aldrich Corp.                                     3,359,160
                                                                    ------------
                                                                       9,249,160
--------------------------------------------------------------------------------
Computer and Peripherals -- 0.3%
      39,000   Sandisk Corp.*                                          1,573,650
       6,000   Zebra Technologies Corp.*                                 451,140
                                                                    ------------
                                                                       2,024,790
--------------------------------------------------------------------------------
Computer Software & Services -- 3.0%
     152,000   Affiliated Computer Services, Inc.
                 Class "A"*                                            6,950,960
      46,000   CACI International, Inc. Class "A"*                     1,577,800
      71,000   Cognos Inc.*                                            1,917,000
      67,500   Fair, Isaac & Co., Inc.                                 3,472,875
      44,000   First Data Corp.                                        1,823,360
     108,000   Fiserv, Inc.*                                           3,845,880
      47,000   Mercury Interactive Corp.*                              1,814,670
      40,000   Symantec Corp.*                                         1,754,400
                                                                    ------------
                                                                      23,156,945
--------------------------------------------------------------------------------
Diversified Companies -- 1.9%
      60,000   American Standard Companies, Inc.*                      4,435,800
      36,800   Danaher Corp.                                           2,504,240
      44,200   Hillenbrand Industries, Inc.                            2,229,890
      83,000   ITT Industries, Inc.                                    5,433,180
                                                                    ------------
                                                                      14,603,110
--------------------------------------------------------------------------------
Drug -- 4.2%
     285,000   Forest Laboratories, Inc.*                             15,603,750
      50,000   Gilead Sciences, Inc.*                                  2,779,000
      66,000   Mylan Laboratories, Inc.                                2,294,820
      40,000   Neurocrine Biosciences, Inc.*                           1,997,600
      96,000   Pfizer, Inc.                                            3,278,400
      56,000   Pharmaceutical Resources, Inc.*                         2,724,960
      62,000   Teva Pharmaceutical Industries Ltd.
                 (ADR)                                                 3,529,660
                                                                    ------------
                                                                      32,208,190
--------------------------------------------------------------------------------
Educational Services -- 1.5%
     135,000   Apollo Group, Inc. Class "A"*                           8,337,600
      43,000   Career Education Corp.*                                 2,942,060
                                                                    ------------
                                                                      11,279,660
--------------------------------------------------------------------------------
Electrical Equipment -- 0.3%
      60,000   FLIR Systems, Inc.*                                     1,809,000
      34,000   Rockwell Automation, Inc.                                 810,560
                                                                    ------------
                                                                       2,619,560
--------------------------------------------------------------------------------
Electric Utility - Central -- 0.3%
      38,000   Entergy Corp.                                           2,005,640
--------------------------------------------------------------------------------
Electric Utility - East -- 0.8%
     200,000   Southern Co. (The)                                      6,232,000
--------------------------------------------------------------------------------
Electronics -- 0.3%
      30,000   Harman International Industries, Inc.                   2,374,200
--------------------------------------------------------------------------------
Entertainment -- 0.5%
      79,000   Fox Entertainment Group, Inc.
                 Class "A"*                                            2,273,620
      45,000   Westwood One, Inc.*                                     1,526,850
                                                                    ------------
                                                                       3,800,470
--------------------------------------------------------------------------------

                       See notes to financial statements.


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146

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Environmental -- 0.3%
      57,000   Stericycle, Inc.*                                    $  2,193,360
--------------------------------------------------------------------------------
Financial Services - Diversified -- 1.1%
      59,000   Brown & Brown, Inc.                                     1,917,500
      62,500   Fidelity National Financial, Inc.                       1,922,500
      18,000   Radian Group, Inc.                                        659,700
      48,000   SLM Corp.                                               1,880,160
      63,000   Willis Group Holdings Ltd.                              1,937,250
                                                                    ------------
                                                                       8,317,110
--------------------------------------------------------------------------------
Food Processing -- 1.2%
      55,000   Bunge Limited                                           1,573,000
      93,000   Dean Foods Co.*                                         2,929,500
      24,000   Fresh Del Monte Produce, Inc.                             616,560
      41,760   Smucker (J.M.) Co.                                      1,665,807
      37,000   Wrigley (Wm.) Jr. Co.                                   2,080,510
                                                                    ------------
                                                                       8,865,377
--------------------------------------------------------------------------------
Food Wholesalers -- 1.0%
      60,000   Performance Food Group Co.*                             2,220,000
     186,000   SYSCO Corp.                                             5,587,440
                                                                    ------------
                                                                       7,807,440
--------------------------------------------------------------------------------
Furniture/Home Furnishings -- 0.3%
      41,000   Mohawk Industries, Inc.*                                2,276,730
--------------------------------------------------------------------------------
Grocery -- 0.5%
      80,000   Whole Foods Market, Inc.*                               3,802,400
--------------------------------------------------------------------------------
Home Appliance -- 0.3%
      52,000   Toro Company (The)                                      2,067,000
--------------------------------------------------------------------------------
Hotel/Gaming -- 1.8%
     102,000   Alliance Gaming Corp.*                                  1,928,820
      84,000   GTECH Holdings Corp.                                    3,162,600
      27,000   Harrah's Entertainment, Inc.*                           1,086,480
      74,000   International Game Technology                           7,572,420
                                                                    ------------
                                                                      13,750,320
--------------------------------------------------------------------------------
Household Products -- 1.9%
      86,000   Dial Corp. (The)                                        1,672,700
      28,000   Energizer Holdings, Inc.*                                 879,200
      88,000   Procter & Gamble Co. (The)                              7,847,840
      36,000   Rent-A-Center, Inc.*                                    2,729,160
      20,000   Scotts Company (The) Class "A"*                           990,000
                                                                    ------------
                                                                      14,118,900
--------------------------------------------------------------------------------
Industrial Services -- 1.1%
      32,000   C.H. Robinson Worldwide, Inc.                           1,137,920
      27,000   EMCOR Group, Inc.*                                      1,332,720
      47,000   Expeditors International of
               Washington, Inc.                                        1,628,080
      73,500   FTI Consulting, Inc.*                                   1,835,295
      52,000   Iron Mountain, Inc.*                                    1,928,680
      19,000   Kroll Inc.*                                               514,140
                                                                    ------------
                                                                       8,376,835
--------------------------------------------------------------------------------
Information Services -- 0.4%
      36,000   D & B Corp.*                                            1,479,600
      75,000   Equifax, Inc.                                           1,950,000
                                                                    ------------
                                                                       3,429,600
--------------------------------------------------------------------------------
Insurance - Life -- 0.4%
      46,000   AFLAC, Inc.                                             1,414,500
      46,000   Torchmark Inc.                                          1,713,500
                                                                    ------------
                                                                       3,128,000
--------------------------------------------------------------------------------
Insurance - Property & Casualty -- 3.4%
      42,000   Berkley (W.R.) Corp.                                    2,213,400
      19,000   Chubb Corporation (The)                                 1,140,000
      73,000   Everest Re Group, Ltd.                                  5,584,500
       7,000   PartnerRe Ltd.                                            357,770
      99,000   Progressive Corp.                                       7,236,900
      59,400   RenaissanceRe Holdings Ltd.                             2,703,888
      53,000   Safeco Corp.                                            1,869,840
      61,000   XL Capital Ltd. Class "A"                               5,063,000
                                                                    ------------
                                                                      26,169,298
--------------------------------------------------------------------------------
Internet -- 0.3%
      24,000   eBay, Inc.*                                             2,500,320
--------------------------------------------------------------------------------
Medical Services -- 3.6%
      66,906   Anthem, Inc.*                                           5,161,798
      71,000   Apria Healthcare Group, Inc.*                           1,766,480
      34,171   DaVita Inc.*                                              915,099
      78,000   First Health Group Corp.*                               2,152,800
      10,000   Health Net, Inc.*                                         329,500
     168,000   Lincare Holdings, Inc.*                                 5,293,680
      52,000   Mid Atlantic Medical Services, Inc.*                    2,719,600
      38,000   Renal Care Group, Inc.*                                 1,337,980
      90,000   Wellpoint Health Networks, Inc.*                        7,587,000
                                                                    ------------
                                                                      27,263,937
--------------------------------------------------------------------------------
Medical Supplies -- 6.1%
     150,000   Biomet, Inc.                                            4,299,000
      23,500   Biosite, Inc.*                                          1,130,350
      56,000   Boston Scientific Corp.*                                3,421,600
      60,000   Charles River Laboratories
                 International, Inc.*                                  1,930,800
      34,000   Cooper Companies, Inc.                                  1,182,180
      62,000   Edwards Lifesciences Corp.*                             1,992,680
      66,000   Fisher Scientific International, Inc.*                  2,303,400
      57,000   IDEXX Laboratories, Inc.*                               1,919,760
      93,000   Johnson & Johnson                                       4,808,100
      94,000   Medtronic, Inc.                                         4,509,180
      40,000   Patterson Dental Co.*                                   1,815,200
      66,000   St. Jude Medical, Inc.*                                 3,795,000
      39,000   Schein Henry, Inc.*                                     2,041,260
      26,000   Stryker Corp.                                           1,803,620
     168,000   Varian Medical Systems, Inc.*                           9,671,760
                                                                    ------------
                                                                      46,623,890
--------------------------------------------------------------------------------

                       See notes to financial statements.


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                                                                             147

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
June 30, 2003 (Unaudited) (Continued)

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Natural Gas -  Distribution -- 0.3%
      66,000   UGI Corp.                                            $  2,092,200
--------------------------------------------------------------------------------
Natural Gas - Diversified -- 0.6%
      26,000   Equitable Resources, Inc.                               1,059,240
      43,750   Patina Oil & Gas Corp.                                  1,406,562
      89,333   XTO Energy, Inc.                                        1,796,487
                                                                    ------------
                                                                       4,262,289
--------------------------------------------------------------------------------
Newspaper -- 1.1%
      27,000   Gannett Co., Inc.                                       2,073,870
      36,000   New York Times Co. (The) Class "A"                      1,638,000
      25,000   Scripps (E.W.) Co. Class "A"                            2,218,000
      43,000   Tribune Co.                                             2,076,900
         700   Washington Post Co. (The) Class "B"                       513,030
                                                                    ------------
                                                                       8,519,800
--------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.3%
     118,000   Staples, Inc.*                                          2,165,300
--------------------------------------------------------------------------------
Packaging & Container -- 0.4%
      29,000   Ball Corp.                                              1,319,790
      40,000   Bemis Co., Inc.                                         1,872,000
                                                                    ------------
                                                                       3,191,790
--------------------------------------------------------------------------------
Petroleum - Integrated -- 0.1%
      10,000   Murphy Oil Corp.                                          526,000
--------------------------------------------------------------------------------
Petroleum - Producing -- 0.5%
      25,000   Apache Corp.                                            1,626,500
      51,000   Pogo Producing Co.                                      2,180,250
                                                                    ------------
                                                                       3,806,750
--------------------------------------------------------------------------------
Pharmacy Services -- 0.7%
      20,000   AdvancePCS*                                               764,600
      94,000   Caremark Rx, Inc.*                                      2,413,920
      34,000   Express Scripts, Inc. Class "A"*                        2,319,140
                                                                    ------------
                                                                       5,497,660
--------------------------------------------------------------------------------
Publishing -- 0.4%
      33,000   Deluxe Corp.                                            1,478,400
      35,000   Meredith Corp.                                          1,540,000
                                                                    ------------
                                                                       3,018,400
--------------------------------------------------------------------------------
R.E.I.T. -- 0.3%
      24,000   Developers Diversified Realty Corp.                       682,560
       9,000   Macerich Company (The)                                    316,170
      29,000   Simon Property Group, Inc.                              1,131,870
      10,000   Weingarten Realty Investors                               419,000
                                                                    ------------
                                                                       2,549,600
--------------------------------------------------------------------------------
Railroad -- 0.7%
     104,000   CP Holders, Inc.                                        5,252,000
--------------------------------------------------------------------------------
Recreation -- 0.4%
     170,000   Mattel, Inc.                                            3,216,400
--------------------------------------------------------------------------------
Restaurant -- 2.7%
      84,000   Applebee's International, Inc.                          2,640,120
     217,500   Brinker International, Inc.*                            7,834,350
      74,000   CBRL Group, Inc.                                        2,875,640
      61,000   Cheesecake Factory Incorporated
                 (The)*                                                2,189,290
      49,000   P.F. Chang's China Bistro, Inc.*                        2,411,290
      21,000   Sonic Corp.*                                              534,030
      70,000   Starbucks Corp.*                                        1,716,400
                                                                    ------------
                                                                      20,201,120
--------------------------------------------------------------------------------
Retail Building Supply -- 0.6%
      51,000   Fastenal Co.                                            1,730,940
      58,000   Lowe's Companies, Inc.                                  2,491,100
                                                                    ------------
                                                                       4,222,040
--------------------------------------------------------------------------------
Retail - Special Lines -- 3.3%
      36,000   AutoZone, Inc.*                                         2,734,920
     248,000   Bed Bath & Beyond Inc.*                                 9,624,880
      70,000   Coach, Inc.*                                            3,481,800
      41,000   Michael's Stores, Inc.                                  1,560,460
     108,000   Pier 1 Imports, Inc.                                    2,203,200
      86,000   Ross Stores, Inc.                                       3,675,640
     106,000   TJX Companies, Inc. (The)                               1,997,040
                                                                    ------------
                                                                      25,277,940
--------------------------------------------------------------------------------
Retail Store -- 3.4%
      12,000   Dollar Tree Stores, Inc.*                                 380,760
      67,000   Family Dollar Stores, Inc.                              2,556,050
     115,000   Kohl's Corp.*                                           5,908,700
      53,000   99 Cents Only Stores*                                   1,818,960
      71,000   Target Corp.                                            2,686,640
     235,000   Wal-Mart Stores, Inc.                                  12,612,450
                                                                    ------------
                                                                      25,963,560
--------------------------------------------------------------------------------
Semiconductor -- 0.2%
      57,500   Microchip Technology Inc.                               1,408,750
--------------------------------------------------------------------------------
Shoe -- 0.9%
      50,000   Nike, Inc. Class "B"                                    2,674,500
     120,000   Reebok International Ltd.*                              4,035,600
                                                                    ------------
                                                                       6,710,100
--------------------------------------------------------------------------------
Thrift -- 2.6%
     126,505   Charter One Financial, Inc.                             3,944,426
      60,000   Golden West Financial Corp.                             4,800,600
      30,000   GreenPoint Financial Corp.                              1,528,200
      85,333   New York Community Bancorp, Inc.                        2,482,337
     248,000   Sovereign Bancorp, Inc.                                 3,881,200
      67,000   Washington Mutual, Inc.                                 2,767,100
                                                                    ------------
                                                                      19,403,863
--------------------------------------------------------------------------------
Toiletries/Cosmetics -- 0.3%
      41,000   Avon Products, Inc.                                     2,550,200
--------------------------------------------------------------------------------
Trucking/Transportation Leasing -- 0.0%
       8,000   Roadway Corp.                                             228,240
--------------------------------------------------------------------------------
               Total Common Stocks
                 (Cost $404,880,050)                                 515,012,104
--------------------------------------------------------------------------------

                       See notes to financial statements.


-------------------------------------------------------------------------------
148

--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 2.5%
--------------------------------------------------------------------------------
$  2,000,000   U.S. Treasury Notes 3.50%,
                 due 11/15/06                                       $  2,108,204
   3,000,000   U.S. Treasury Notes 4.00%,
                 due 11/15/12                                          3,121,758
  11,000,000   U.S. Treasury Bonds 6.125%,
                 due 11/15/27                                         13,389,926
--------------------------------------------------------------------------------
               Total U.S. Treasury Obligations
                 (Cost $16,582,518)                                   18,619,888
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 7.3%
--------------------------------------------------------------------------------
   7,000,000   Private Export Funding Corp. Series "J"
                 7.650%, due 5/15/06                                   8,147,510
   6,000,000   Federal Home Loan Bank
                 2.300%, due 6/2/06                                    6,028,716
   6,000,000   Federal Home Loan Mortgage Corp.
                 4.875%, due 3/15/07                                   6,579,090
   8,000,000   Federal National Mortgage Association
                 5.250%, due 4/15/07                                   8,891,040
   5,000,000   Federal National Mortgage Association
                 3.250%, due 1/15/08                                   5,167,690
  10,000,000   Federal National Mortgage Association
                 Pool #380188 6.450%, due 4/1/08                      11,153,130
   3,000,000   Federal Home Loan Mortgage Corp.
                 5.875%, due 3/21/11                                   3,374,607
   4,000,000   Federal Home Loan Mortgage Corp.
                 5.250%, due 11/5/12                                   4,218,256
   2,000,000   Federal Home Loan Mortgage Corp.
                 4.500%, due 1/15/13                                   2,100,974
--------------------------------------------------------------------------------
               Total U.S. Government Agency
                 Obligations (Cost $51,263,276)                       55,661,013
--------------------------------------------------------------------------------
               Total Investment Securities (77.4%)
                 (Cost $472,725,844)                                 589,293,005
--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreements -- 21.0%
(including accrued interest)
--------------------------------------------------------------------------------
$ 53,400,000   Collateralized by $43,706,000
               U.S. Treasury Bonds 6.25%,
               due 8/15/23, with a value of $54,565,379
               (with UBS Warburg LLC, 1.10%,
               dated 6/30/03, due 7/1/03,
               delivery value $53,401,632)                          $ 53,401,632
  53,300,000   Collateralized by $53,680,000
               U.S. Treasury Notes 1.625%,
               due 1/31/05, with a value of $54,393,725
               (with State Street Bank and Trust Co.,
               0.95%, dated 6/30/03, due 7/1/03,
               delivery value $53,301,406)                            53,301,406
  53,300,000   Collateralized by $47,085,000
               U.S. Treasury Notes 6.875%, due 5/15/06,
               with a value of $54,331,676 (with
               Morgan Stanley, 0.94%, dated 6/30/03,
               due 7/1/03, delivery value $53,301,392)                53,301,392
--------------------------------------------------------------------------------
               Total Repurchase Agreements
                 (Cost $160,004,430)                                 160,004,430
--------------------------------------------------------------------------------
Cash and Other Assets
  Over Liabilities -- 1.6%                                            12,197,589
--------------------------------------------------------------------------------
Net Assets -- 100.00%                                               $761,495,024
--------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
  ($761,495,024 / 44,886,418 shares outstanding)                    $      16.96
--------------------------------------------------------------------------------

(ADR) American Depositary Receipts.

--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Statement of Assets
and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
  Investment securities, at value
    (cost $472,725,844)                                           $ 589,293,005
  Short-term investments (cost $160,004,430)                        160,004,430
  Cash                                                                   48,846
  Receivable for securities sold                                     13,548,814
  Interest and dividends receivable                                     978,684
  Prepaid insurance expense                                              56,952
  Receivable for trust shares sold                                       41,631
                                                                  -------------
    Total Assets                                                    763,972,362
                                                                  -------------

LIABILITIES:

  Payable for trust shares repurchased                                1,099,888
  Payable for securities purchased                                      702,576
  Accrued expenses:
    Advisory fee                                                        316,415
    Service and distribution plan fees                                  253,132
    GIAC administrative service fee                                      70,000
    Other                                                                35,327
                                                                  -------------
      Total Liabilities                                               2,477,338
                                                                  -------------
      Net Assets                                                  $ 761,495,024
                                                                  =============

NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.01 par
    value (authorized unlimited, outstanding
    44,886,418 shares)                                                  448,864
  Additional paid-in capital                                        757,139,399
  Undistributed net investment income                                 6,750,923
  Accumulated net realized loss on investments                     (119,411,323)
  Net unrealized appreciation of investments                        116,567,161
                                                                  -------------
Net Assets                                                        $ 761,495,024
                                                                  =============

Net Asset Value Per
Outstanding Share
  ($761,495,024 / 44,886,418
  shares of beneficial interest outstanding)                      $       16.96
                                                                  =============

Statement of Operations
Six Months Ended
June 30, 2003 (Unaudited)

INVESTMENT INCOME:
  Dividends (Net of foreign withholding
    tax of $8,432)                                                $   2,619,993
  Interest                                                            2,271,935
                                                                  -------------
    Total Income                                                      4,891,928
                                                                  -------------

Expenses:
  Investment advisory fee                                             1,862,149
  Service and distribution plan fees                                  1,489,719
  GIAC administrative service fee                                       216,903
  Custodian fees                                                         51,625
  Insurance and dues                                                     36,484
  Auditing and legal fees                                                29,519
  Trustees' fees and expenses                                            10,059
  Taxes and other                                                         8,301
                                                                  -------------
    Total Expenses Before Custody Credits                             3,704,759
      Less: Custody Credits                                                (876)
                                                                  -------------
    Net Expenses                                                      3,703,883
                                                                  -------------

Net Investment Income                                                 1,188,045
                                                                  -------------

NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
    Net realized gain                                                 2,151,217
    Net change in unrealized appreciation                            47,595,143
                                                                  -------------
  Net Realized Gain and Change in Unrealized
    Appreciation on Investments                                      49,746,360
                                                                  -------------
      NET INCREASE IN NET ASSETS
        FROM OPERATIONS                                           $  50,934,405
                                                                  =============

                       See notes to financial statements.


--------------------------------------------------------------------------------
150

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                  Six Months
                                                                       Ended                  Year
                                                                    June 30,                 Ended
                                                                        2003          December 31,
                                                                 (Unaudited)                  2002
                                                             ---------------       ---------------
Operations:
  Net investment income                                      $     1,188,045       $     5,561,785
  Net realized gain (loss) on investments                          2,151,217           (45,758,726)
  Change in net unrealized appreciation (depreciation)            47,595,143           (90,891,846)
                                                             ---------------       ---------------
  Net increase (decrease) in net assets from operations           50,934,405          (131,088,787)
                                                             ---------------       ---------------

Distributions to Shareholder:
  Net investment income                                                   --           (11,971,103)
  Net realized gain from investment transactions                          --                    --
                                                             ---------------       ---------------
  Total distributions                                                     --           (11,971,103)
                                                             ---------------       ---------------

Trust Share Transactions:
  Proceeds from sale of shares                                     7,502,430            23,132,331
  Proceeds from reinvestment of dividends and
    distributions to shareholder                                          --            11,971,103
  Cost of shares repurchased                                     (85,043,857)         (217,509,643)
                                                             ---------------       ---------------
  Net decrease from trust share transactions                     (77,541,427)         (182,406,209)
                                                             ---------------       ---------------

  Total Decrease In Net Assets                                   (26,607,022)         (325,466,099)

Net Assets:
  Beginning of period                                            788,102,046         1,113,568,145
                                                             ---------------       ---------------
  End of period                                              $   761,495,024       $   788,102,046
                                                             ===============       ===============

  Undistributed Net Investment Income, at End of Period      $     6,750,923       $     5,562,878
                                                             ===============       ===============

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Notes to Financial Statements
June 30, 2003 (Unaudited)

------------------------------------
1 -- Significant Accounting Policies
------------------------------------

      Value Line Strategic Asset Management Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation

      Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

      The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

      Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith.

(B) Repurchase Agreements

      In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the pro- ceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

      It is the Trust's policy to qualify under, and comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


--------------------------------------------------------------------------------
152

--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2003 (Unaudited)

(D) Dividends and Distributions

      It is the Trust's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Investments

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments adjusted for amortization of discount and premium, including original issue discount required for federal income tax purposes, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

----------------------------------------------
2 -- Capital Share Transactions, Dividends and
     Distributions
----------------------------------------------

      Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc.
(GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

                                              Six Months Ended      Year Ended
                                               June 30, 2003       December 31,
                                                (Unaudited)            2002
                                                ------------       ------------
Shares sold                                          461,956          1,338,373
Shares issued in reinvestment
   of dividends and distributions                         --            817,140
                                                ------------       ------------
                                                     461,956          2,155,513
Shares repurchased                                 5,393,521         12,986,885
                                                ------------       ------------
Net decrease                                      (4,931,565)       (10,831,372)
                                                ============       ============
Dividends per share from net
   investment income                            $         --       $      0.222
                                                ============       ============
Distributions per share from net
   realized gains                               $         --       $         --
                                                ============       ============

--------------------------------------
3 -- Purchases and Sales of Securities
--------------------------------------

      Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                Six Months Ended
                                                                 June 30, 2003
                                                                  (Unaudited)
                                                                ----------------
PURCHASES:
  U.S. Treasury and U.S. Government
    Agency Obligations                                            $ 15,932,703
  Other Investment Securities                                       75,279,987
                                                                  ------------
                                                                  $ 91,212,690
                                                                  ============

SALES:
  U.S. Treasury and U.S. Government
    Agency Obligations                                            $ 24,743,325
  Other Investment Securities                                      249,055,005
                                                                  ------------
                                                                  $273,798,330
                                                                  ============

-----------------
4 -- Income Taxes
-----------------

      At June 30, 2003, information on the tax components of capital is as follows:

                                                                    (Unaudited)
                                                                    ------------
Cost of investments for tax purposes                                $632,730,274
                                                                    ------------
Gross tax unrealized appreciation                                   $121,622,484
Gross tax unrealized depreciation                                      5,055,323
                                                                    ------------
Net tax unrealized appreciation on
  Investments                                                       $116,567,161
                                                                    ------------

Capital loss carryforward,
  expires December 31, 2009                                         $ 61,262,493
  exires December 31, 2010                                          $ 57,357,483
                                                                    ------------
Total loss carryforward                                             $118,619,976
                                                                    ============

      During the year ended December 31, 2002, as permitted under federal income tax regulations, the Trust elected to defer $2,876,765 of Post-October net capital losses to this taxable year. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

      Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.


--------------------------------------------------------------------------------
153

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Notes to Financial Statements
June 30, 2003 (Unaudited)

---------------------------------------------
5 -- Investment Advisory Contract, Management
     Fees and Transactions with Affiliates
---------------------------------------------

      An advisory fee of $1,862,149 was paid or payable to Value Line, Inc. (the "Adviser"), the Trust's investment adviser, for the six months ended June 30, 2003. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust's Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

      For the six months ended June 30, 2003, the Trust's expenses were reduced by $876 under a custody credit arrangement with the Custodian.

      Certain officers and Trustees of the Adviser and Value Line Securities, Inc. (the "Distributor" and a registered broker/dealer), are also officers and trustees of the Trust. For the six months ended June 30, 2003, the Trust paid brokerage commissions totaling $206,352 to Value Line Securities, Inc. a wholly owned subsidiary of the Adviser, which clears its transactions through unaffiliated brokers.

      The Trust has a Service and Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.40% of the Trust's average daily net assets. For the six months ended June 30, 2003, fees amounting to $1,489,719 were paid or payable to the Distributor under this plan.

      The Trust had an agreement with GIAC which ended on April 30, 2003, to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement is limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. During the four months period ended April 30, 2003, the Trust accrued or paid expenses of $216,903 in connection with such services rendered by GIAC.


--------------------------------------------------------------------------------
154

--------------------------------------------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

                                                 Six Months
                                                   Ended                   Year Ended December 31,
                                               June 30, 2003   ----------------------------------------------
                                                (Unaudited)        2002            2001             2000
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......   $  15.82        $  18.36       $    23.62       $    29.39
                                               --------        --------       ----------       ----------
Income from investment operations:
  Net investment income ....................        .03             .13              .24              .68
  Net (losses) gains on securities
    (both realized and unrealized) .........       1.11           (2.45)           (3.25)             .17
                                               --------        --------       ----------       ----------
Total from investment operations ...........       1.14           (2.32)           (3.01)             .85
                                               --------        --------       ----------       ----------

Less distributions:
  Dividends from net investment income .....         --           (0.22)            (.69)           (0.62)
  Distributions from capital gains .........         --              --            (1.56)           (6.00)
                                               --------        --------       ----------       ----------
  Total distributions ......................         --           (0.22)           (2.25)           (6.62)
                                               --------        --------       ----------       ----------

Net asset value, end of period .............   $  16.96        $  15.82       $    18.36       $    23.62
                                               --------        --------       ----------       ----------

Total return** .............................       7.21%+        (12.53)%         (12.92)%           1.95%
                                               --------        --------       ----------       ----------

Ratios/Supplemental data:
  Net assets, end of period (in thousands) .   $761,495        $788,102       $1,113,568       $1,489,962
  Ratio of expenses to average net assets ..       1.00%*(1)        .73%(1)          .56%(1)          .57%(1)
  Ratio of net investment income to
    average net assets .....................       0.32%*          0.59%            0.96%            2.54%
  Portfolio turnover rate ..................         14%+            35%              69%              88%

                                                   Year Ended December 31,
                                               -------------------------------
                                                   1999              1998
------------------------------------------------------------------------------
Net asset value, beginning of period .......   $    25.22       $    22.13
                                               ----------       ----------
Income from investment operations:
  Net investment income ....................          .59              .30
  Net (losses) gains on securities
    (both realized and unrealized) .........         5.34             5.43
                                               ----------       ----------
Total from investment operations ...........         5.93             5.73
                                               ----------       ----------

Less distributions:
  Dividends from net investment income .....        (0.29)           (0.68)
  Distributions from capital gains .........        (1.47)           (1.96)
                                               ----------       ----------
  Total distributions ......................        (1.76)           (2.64)
                                               ----------       ----------

Net asset value, end of period .............   $    29.39       $    25.22
                                               ----------       ----------

Total return** .............................        24.32%           27.45%
                                               ----------       ----------
Ratios/Supplemental data:
  Net assets, end of period (in thousands) .   $1,611,881       $1,414,284
  Ratio of expenses to average net assets ..          .58%(1)          .58%(1)
  Ratio of net investment income to
    average net assets .....................         2.13%            1.25%
  Portfolio turnover rate ..................           70%             106%

*     Annualized.
+     Not annualized.
(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.
** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.


--------------------------------------------------------------------------------
155

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 9.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

      (a)   Not applicable.

      EX-99.CERT   Certification pursuant to Rule 30a-2 under the Investment
                   Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                   Exhibit 99.CERT.

      EX-99.906    Certification pursuant to Section 906 of the Sarbanes-Oxley
                   Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      -----------------------------------
      Jean B. Buttner, President


Date: 8/29/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: 8/29/03